THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 63.3%	Shares	Value

AUSTRALIA — 4.1%
Newcrest Mining, Ltd.	363,533	$7,287,755

BRAZIL — 0.4%
Centrais Eletricas Brasileiras SA *	76,760	702,250

CANADA — 18.8%
Cameco Corp.	729,519	5,887,218
Crescent Point Energy Corp.	551,707	1,817,623
Ivanhoe Mines, Cl A *	530,668	1,371,380
MEG Energy Corp. *	640,554	3,271,985
New Gold Inc. * (A)	2,687,656	2,465,387
Novagold Resources, Inc. *	352,098	3,211,134
Pan American Silver Corp.	91,706	2,107,977
Tourmaline Oil Corp.	178,540	1,801,050
Turquoise Hill Resources, Ltd. *	5,336,771	3,377,109
Wheaton Precious Metals Corp.	265,419	7,816,589
		33,127,452

CHINA — 5.2%
China Mobile, Ltd.	222,800	1,823,651
China Shenhua Energy Co., Ltd., Cl H	432,500	758,331
China Telecom Corp, Ltd., Cl H	8,868,000	3,452,230
Guangshen Railway Co., Ltd., Cl H (A)	7,574,000	2,096,609
PAX Global Technology, Ltd. (A)	2,168,000	999,184
		9,130,005

FRANCE — 0.4%
Electricite de France SA (B)	60,000	741,058

HONG KONG — 0.6%
K Wah International Holdings, Ltd.	1,452,000	705,609
SJM Holdings, Ltd.	286,000	317,702
		1,023,311

ISRAEL — 0.5%
Bezeq The Israeli Telecommunication	1,093,200	848,976

JAPAN — 1.8%
Inpex Corp.	93,000	858,151

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued	Shares	Value

JAPAN — continued
Kamigumi Co., Ltd.	50,200	$1,071,426
Mitsubishi Corp.	24,600	629,978
Mitsui & Co., Ltd.	38,500	685,514
		3,245,069

KAZAKHSTAN — 2.5%
NAC Kazatomprom JSC GDR *(C)	335,296	4,358,848

RUSSIA — 15.5%
Federal Grid Unified Energy System PJSC	276,728,542	948,902
Gazprom PJSC	1,291,568	4,581,326
Lenta Ltd. GDR *	1,183,890	3,485,008
LSR Group PJSC GDR	254,368	705,135
LSR Group PJSC	74,754	1,058,536
Magnit PJSC	33,228	1,937,697
Moscow Exchange MICEX-RTS PJSC	1,476,787	2,540,365
Polyus PJSC GDR	93,386	5,722,648
RusHydro PJSC	268,089,580	2,889,201
Sberbank of Russia PJSC	867,362	3,422,692
		27,291,510

SINGAPORE — 1.7%
Golden Agri-Resources, Ltd.	19,320,800	2,957,897

SOUTH AFRICA — 1.6%
Gold Fields, Ltd.	247,529	1,603,783
Impala Platinum Holdings, Ltd. *	127,733	1,199,887
		2,803,670

SOUTH KOREA — 4.4%
Hyundai Motor Co.	9,706	1,010,866
Hyundai Motor Co. GDR	222	6,723
Korea Electric Power	17,508	370,424
Korea Electric Power Corp. ADR	73,656	778,544
KT Corp. ADR	498,053	5,189,712
KT Corp.	193	4,092
LG Corp.	7,032	413,795
		7,774,156

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued	Shares	Value

TURKEY — 0.6%
Turkiye Halk Bankasi AS	829,486	$961,367

UKRAINE — 1.7%
MHP SA GDR (A)(B)	361,636	3,041,704

UNITED KINGDOM — 1.8%
Fresnillo PLC	353,623	3,086,650

UNITED STATES — 1.7%
Royal Gold, Inc.	26,278	3,030,379

TOTAL COMMON STOCK
(Cost $101,444,294)		111,412,057

PREFERRED STOCK — 0.7%

SOUTH KOREA — 0.7%
Hyundai Motor Co. 4.170%	16,961	1,137,653

TOTAL PREFERRED STOCK
(Cost $1,273,615)		1,137,653

U.S. TREASURY OBLIGATIONS — 25.0%	Face Amount

United States Treasury Bill
1.492%, 02/25/20(D)	$11,000,000	10,990,244
1.487%, 02/11/20(D)	22,000,000	21,989,822
1.481%, 02/04/20(D)	11,000,000	10,999,579
TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,975,466)		43,979,645

PURCHASED OPTION — 0.5%

UNITED STATES — 0.5% (E)

TOTAL PURCHASED OPTIONS (Cost $1,344,120)		935,550

TOTAL INVESTMENTS— 89.5%
(Cost $148,037,495)		157,464,905
Other Assets and Liabilities, Net — 10.5%		18,418,923
NET ASSETS — 100.0%		$175,883,828

*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2020 (Unaudited)

(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of January 31, 2020 was $3,782,762 and represented 2.2% of Net Assets.
(C)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2020 was $4,358,848 and represents 2.5% of Net Assets.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Refer to table below for details on Options Contracts.

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTION — 0.5%
Put Options
iShares MSCI Emerging Markets ETF	8,505	$35,814,555	$42.73	02/21/20	$935,550
TOTAL PURCHASED OPTION
(Cost $1,344,120)		$35,814,555			$935,550

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
GDR — Global Depositary Receipt
Ltd. — Limited
MSCI — Morgan Stanley Capital International
PJSC —Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2020 (Unaudited)

The list of inputs used to value the Fund’s investments as of January 31, 2020 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$7,287,755	$—	$7,287,755
Brazil	702,250	—	—	702,250
Canada	33,127,452	—	—	33,127,452
China	—	9,130,005	—	9,130,005
France	—	741,058	—	741,058
Hong Kong	—	1,023,311	—	1,023,311
Israel	—	848,976	—	848,976
Japan	—	3,245,069	—	3,245,069
Kazakhstan	4,358,848	—	—	4,358,848
Russia	17,378,719	9,912,791	—	27,291,510
Singapore	—	2,957,897	—	2,957,897
South Africa	—	2,803,670	—	2,803,670
South Korea	5,968,256	1,805,900	—	7,774,156
Turkey	—	961,367	—	961,367
Ukraine	—	3,041,704	—	3,041,704
United Kingdom	—	3,086,650	—	3,086,650
United States	3,030,379	—	—	3,030,379
Total Common Stock	64,565,904	46,846,153	—	111,412,057
Preferred Stock
South Korea	—	1,137,653	—	1,137,653
Total Preferred Stock	—	1,137,653	—	1,137,653
U.S. Treasury Obligations	—	43,979,645	—	43,979,645
Purchased Option	935,550	—	—	935,550
Total Investments in Securities	$65,501,454	$91,963,451	$—	$157,464,905

Amounts designated as “—” are either $0 or have been rounded to $0.
During the period ended January 31, 2020, there were no transfers in or out of Level 3.
For the period ended January 31, 2020, there were no significant changes to the Fund’s fair valuation methodology.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2020 (Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2019 through January 31, 2020.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

	Value 10/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2020	Dividend Income

Guangshen Railway Co., Ltd., CL H	$2,426,093	$—	$—	$—	$(329,484)	$2,096,609	$—
MHP SA GDR	3,059,440	—	—	—	(17,736)	3,041,704	—
New Gold Inc	1,981,476	634,021	—	—	(150,110)	2,465,387	—
PAX Global Technology, Ltd.	948,990	—	—	—	50,194	999,184	—
Totals:	$8,415,999	$634,021	$—	$—	$(447,136)	$8,602,884	$—

KGI-QH-002-1000

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.4%	Shares	Value

AUSTRALIA — 3.5%
Newcrest Mining, Ltd.	1,664,524	$33,368,754

BRAZIL — 2.0%
BrasilAgro - Brasileira de Propriedades Agricolas	668,300	3,028,931
Centrais Eletricas Brasileiras SA	1,771,111	16,203,271
		19,232,202

CANADA — 28.8%
Bear Creek Mining Corp. *	1,363,480	2,390,263
Cameco Corp.	4,313,402	34,809,154
Centerra Gold, Inc. *	4,273,685	34,230,815
Conic Metals *	784,769	198,653
Crescent Point Energy Corp.	2,836,729	9,345,730
Denison Mines Corp. * (A)	12,812,170	4,453,376
Dundee Corp., Cl A * (A)(B)	2,419,423	2,193,825
Fission Uranium Corp. * (A)	11,794,000	2,317,092
Gabriel Resources, Ltd. *(B)	5,631,603	2,021,317
International Tower Hill Mines, Ltd. *(B)	3,761,135	2,053,580
Ivanhoe Mines, Ltd., Cl A *	4,838,635	12,504,255
MEG Energy Corp. *	4,534,259	23,161,244
New Gold Inc. * (A)	17,165,752	15,746,144
NexGen Energy Ltd. * (A)	9,576,821	9,914,043
Northern Dynasty Minerals, Ltd. (CAD) * (A)	4,770,289	2,018,560
Northern Dynasty Minerals, Ltd. (USD) *	10,367,954	4,456,147
Novagold Resources, Inc. *	1,412,507	12,882,064
Pan American Silver Corp.	361,919	8,319,160
Seabridge Gold, Inc. * (A)	1,346,507	18,802,667
Sprott, Inc. (A)	5,611,434	13,483,724
Turquoise Hill Resources, Ltd. *	25,202,159	15,947,926
Uranium Participation Corp. * (A)	7,102,833	20,663,373
Wheaton Precious Metals Corp.	681,676	20,075,358
		271,988,470

CHINA — 4.4%
China Mobile, Ltd.	517,000	4,231,722
China Telecom Corp, Ltd., Cl H	36,112,000	14,058,067

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued	Shares	Value

CHINA — continued
Guangshen Railway Co., Ltd., Cl H (A)	37,880,679	$10,486,000
NVC Lighting Holding, Ltd. *	22,710,203	698,387
PAX Global Technology, Ltd. (A)	27,244,000	12,556,163
		42,030,339

FRANCE — 3.1%
Electricite de France SA (B)	2,407,424	29,734,008

GREECE — 1.2%
Diana Shipping, Inc. * (A)	2,126,292	5,613,411
Tsakos Energy Navigation, Ltd.	1,734,995	5,378,484
		10,991,895

HONG KONG — 0.2%
Luks Group Vietnam Holdings Co., Ltd. (A)(B)	9,255,000	1,798,420

JAPAN — 6.9%
Fukuda	44,100	1,961,257
Inpex Corp.	620,200	5,722,854
Japan Steel Works, Ltd.	290,263	5,156,652
Kamigumi Co., Ltd.	297,950	6,359,192
Mitsubishi Corp.	756,700	19,378,205
Mitsui & Co., Ltd.	1,072,700	19,100,031
Organo Corp.	117,500	7,384,461
		65,062,652

KAZAKHSTAN — 0.8%
NAC Kazatomprom JSC GDR (C)	620,662	8,068,606

LEBANON — 0.2%
Solidere ADR *(B)	174,732	1,486,969

NORWAY — 1.0%
Stolt-Nielsen, Ltd. (B)	700,174	9,035,381

RUSSIA — 16.3%
Etalon Group GDR (A)(B)	7,442,336	17,165,507
Federal Grid Unified Energy System PJSC	7,966,580,978	27,317,406
Gazprom PJSC	3,722,396	13,203,726
Gazprom PJSC ADR	2,411,391	16,902,935

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued	Shares	Value

RUSSIA — continued
Lenta Ltd. GDR *	3,262,301	$9,603,211
LSR Group PJSC	199,453	2,824,304
Moscow Exchange MICEX-RTS PJSC	4,071,996	7,004,635
Polyus PJSC GDR	232,764	14,263,664
RusHydro PJSC	2,813,392,314	30,319,929
RusHydro PJSC ADR	1,678,755	1,706,585
Sberbank of Russia PJSC	3,500,428	13,813,018
		154,124,920

SINGAPORE — 2.5%
Golden Agri-Resources, Ltd.	154,964,200	23,724,080

SOUTH AFRICA — 1.5%
Gold Fields, Ltd.	1,109,268	7,187,139
Impala Platinum Holdings, Ltd. *	709,767	6,667,346
		13,854,485

SOUTH KOREA — 7.9%
Hankook Tire Worldwide Co., Ltd.	237,278	2,625,641
Hyundai Motor Co.	114,285	11,902,622
Korea Electric Power *	151,670	3,208,944
Korea Electric Power Corp. ADR *	952,652	10,069,532
KT Corp.	552,483	11,713,303
KT Corp. ADR	2,826,056	29,447,504
LG Corp.	85,818	5,049,927
Pyeong Hwa Automotive	114,682	766,617
		74,784,090

SRI LANKA — 0.5%
Hemas Holdings (B)	11,607,272	4,775,281

TURKEY — 1.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	18,431,735	5,162,742
Turkiye Halk Bankasi AS *	5,122,687	5,937,152
		11,099,894

UKRAINE — 3.4%
Astarta Holding NV * (A)(B)	654,547	2,630,367
Kernel Holding SA	749,014	9,102,670

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued	Shares		Value

UKRAINE — continued
MHP SA (LSE Shares) GDR (A)(B)		2,349,092	$19,758,104
MHP SA (USD Shares) GDR (C)		44,627	375,355
			31,866,496

UNITED KINGDOM — 1.3%
Fresnillo PLC		466,344	4,070,552
Yellow Cake PLC * (A)(C)		3,224,664	7,982,512
			12,053,064

UNITED STATES — 3.7%
Cloud Peak Energy, Inc. * (A)(B)		2,655,654	—
Range Resources Corp. * (A)		4,912,406	14,737,218
Southwestern Energy Co. * (A)		12,835,233	20,151,316
			34,888,534

TOTAL COMMON STOCK
(Cost $931,466,032)			853,968,540

CONVERTIBLE BONDS — 1.9%	Face Amount

CANADA — 1.9%
Gabriel Resources, Ltd.
0.025%, 06/30/21 (B)(D)(E)	CAD	15,950,000	17,556,402
INDIA — 0.0%
REI Agro, Ltd.
5.500%, 11/13/14 (B)(C)(D)(E)(F)		$723,000	—
TOTAL CONVERTIBLE BONDS
(Cost $14,817,321)			17,556,402

PREFERRED STOCK — 1.9%	Shares

GERMANY — 0.8%
Draegerwerk & KGaA 0.900%		120,612	7,029,171

SOUTH KOREA — 1.1%
Hyundai Motor Co.4.170%		154,509	10,363,635
Hyundai Motor Co. 4.170%		5,100	312,031
			10,675,666

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2020 (Unaudited)

PREFERRED STOCK — continued		Value

TOTAL PREFERRED STOCK
(Cost $16,713,818)		$17,704,837

WARRANT — 0.1%	Number of Warrants

CANADA — 0.1%
Gabriel Resources, Ltd., Expires 06/30/21*(B)(C)(D)(E)	11,428,804	1,209,032
TOTAL WARRANT
(Cost $–)		1,209,032

RIGHTS — 0.1%	Number of Rights

CANADA — 0.1%
Gabriel Resources, Ltd., Expires 06/30/21*(B)(C)(D)(E)	15,950	—
Pan American Silver Corp.#* (B)(D)(E)	2,532,384	1,157,694
TOTAL RIGHTS
(Cost $–)		1,157,694

PURCHASED OPTION — 1.7%

UNITED STATES — 1.7% *(G)

TOTAL PURCHASED OPTIONS (Cost $9,333,647)		15,948,000

TOTAL INVESTMENTS— 96.1%
(Cost $972,330,818)		907,544,505
Other Assets and Liabilities, Net — 3.9%		36,913,296
NET ASSETS — 100.0%		$944,457,801

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2020 (Unaudited)

*	Non-income producing security.
#	Expiration date not available.
(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of January 31, 2020 was $112,575,887 and represented 11.9% of Net Assets.
(C)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2020 was $17,608,673 and represents 1.9% of Net Assets.

(D)
Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of January 31, 2020 was $— and represented —% of Net Assets.

(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Security in default on interest payments.
(G)	Refer to table below for details on Options Contracts.

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTION — 1.7%
Put Options
April 20 Puts on SPX*	1,200	$387,693,600	$3,325.00	04/17/20	$15,948,000
TOTAL PURCHASED OPTION
(Cost $9,333,647)		$387,693,600			$15,948,000

ADR — American Depositary Receipt
CAD — Canadian Dollar
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company
LSE — London Stock Exchange
Ltd. — Limited
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust
SPX — Standard & Poor's 500 Index
USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2020 (Unaudited)

The list of inputs used to value the Fund’s investments as of January 31, 2020 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$33,368,754	$—	$33,368,754
Brazil	19,232,202	—	—	19,232,202
Canada	271,988,470	—	—	271,988,470
China	—	42,030,339	—	42,030,339
France	—	29,734,008	—	29,734,008
Greece	10,991,895	—	—	10,991,895
Hong Kong	—	1,798,420	—	1,798,420
Japan	—	65,062,652	—	65,062,652
Kazakhstan	8,068,606	—	—	8,068,606
Lebanon	1,486,969	—	—	1,486,969
Norway	—	9,035,381	—	9,035,381
Russia	94,483,018	59,641,902	—	154,124,920
Singapore	—	23,724,080	—	23,724,080
South Africa	—	13,854,485	—	13,854,485
South Korea	39,517,036	35,267,054	—	74,784,090
Sri Lanka	—	4,775,281	—	4,775,281
Turkey	—	11,099,894	—	11,099,894
Ukraine	—	31,866,496	—	31,866,496
United Kingdom	—	12,053,064	—	12,053,064
United States	34,888,534	—	—	34,888,534
Total Common Stock	480,656,730	373,311,810	—	853,968,540
Preferred Stock
Germany	—	7,029,171	—	7,029,171
South Korea	—	10,675,666	—	10,675,666
Total Preferred Stock	—	17,704,837	—	17,704,837
Purchased Option	15,948,000	—	—	15,948,000
Convertible Bonds	—	—	17,556,402	17,556,402
Warrant	—	—	1,209,032	1,209,032
Rights	—	—	1,157,694	1,157,694
Total Investments in Securities	$496,604,730	$391,016,647	$19,923,128	$907,544,505

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2020 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Bonds	Warrants	Rights‡	Total
Beginning Balance as of November 1, 2019	$23,393,713	$2,516,402	$855,600	$26,765,715
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in appreciation/(depreciation)	(5,837,311)	(1,307,370)	302,094	(6,842,587)
Purchases	—	—	—	—
Sales	—	—	—	—
Amortization sold	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—
Ending balance as of January 31, 2020	$17,556,402	$1,209,032	$1,157,694	$19,923,128
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(5,837,311)	$(1,307,370)	$302,094	$(6,842,587)

Amounts designated as “—” are either $0 or have been rounded to $0.
‡ Rights are currently considered worthless and Level 3.
For the period ended January 31, 2020, there were no transfers in or out of Level 3.
The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of January 31, 2020. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at January 31, 2020	Valuation Technique	Unobservable Inputs	Inputs
Convertible Bonds	$17,556,402	Model	Credit Spread Volatility Liquidity Risk	10% 60% 10%
Warrants	1,209,032	Model	Volatility	60%
Rights	1,157,694	Model	Volatility	100%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
For the period ended January 31, 2020, there were no significant changes to the Fund’s fair valuation methodology.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2020 (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.
The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2019 through January 31, 2020.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

	Value 11/01/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2020	Dividend Income

Astarta Holding NV	$3,015,201	$—	$—	$—	$(384,834)	$2,630,367	$—
Cloud Peak Energy, Inc.	14,606	—	—	—	(14,606)	—	—
Denison Mines Corp.	5,933,812	—	—	—	(1,480,436)	4,453,376	—
Diana Shipping, Inc.	7,493,839	653,183	(635,662)	133,953	(2,031,902)	5,613,411	—
Dundee	1,763,455	—	—	—	430,370	2,193,825	—
Etalon Group, Ltd. GDR.	13,357,056	571,227	(619,443)	(995,436)	4,852,103	17,165,507	—
Fission Uranium Corp.	2,596,811	—	—	—	(279,719)	2,317,092	—
Guangshen Railway Co., Ltd.	12,133,884	—	—	—	(1,647,884)	10,486,000	—
Luks Group Vietnam Holdings Co., Ltd.	1,465,170	525,115	—	—	(191,865)	1,798,420	—
MHP SA (LSE Shares).	19,873,318	—	—	—	(115,214)	19,758,104	—
New Gold Inc.	17,500,443	427,270	—	—	(2,181,569)	15,746,144	—
NexGen Energy Ltd.	12,360,941	—	—	—	(2,446,898)	9,914,043	—
Northern Dynasty Minerals, Ltd. (CAD)	2,788,795	—	—	—	(770,235)	2,018,560	—
PAX Global Technology, Ltd.	11,925,410	—	—	—	630,753	12,556,163	—
Range Resources Corp.	19,796,996	—	—	—	(5,059,778)	14,737,218	98,248
Seabridge Gold	15,936,042	1,393,684	—	—	1,472,941	18,802,667	—
Southwestern Energy Co.	13,484,839	12,453,657	(1,904,340)	80,749	(3,963,589)	20,151,316	—
Sprott, Inc.	12,951,757	—	—	—	531,967	13,483,724	126,593
Uranium Participation Corp.	20,708,282	—	—	—	(44,909)	20,663,373	—
Yellow Cake	6,547,981	1,253,621	—	—	180,910	7,982,512	—
Totals:	$201,648,638	$17,277,757	$(3,159,445)	$(780,734)	$(12,514,394)	$202,471,822	$224,841

KGI-QH-001-1300